Note 16 - Financial Instruments (Details Textual) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Contingent Consideration Liability [Member]
Fair Value Inputs Discount Rate Data Point Concentration	9.00%
Fair Value Inputs Weighted Average Discount Rate Increase	2.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 18
Minimum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	8
Long-term Debt, Measurement Input	2
Maximum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	10
Long-term Debt, Measurement Input	2.5